Schedule of Valuation and Qualifying Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	$ 224	$ 200	$ 287
Costs and Expenses	464	178	180
Deductions	0	(154)	(267)
Balance at End of Period	$ 689	$ 224	$ 200